DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (VIE and Non-VIE Financial Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues	¥ 1,375,192	$ 193,692	¥ 1,399,844	¥ 1,236,273
Net (loss)/income from continuing operations	22,334	3,146	(2,062)	(509,288)
Net (loss) income from discontinued operation	11,980	1,687	(87,295)	(33,508)
Net (loss) income	10,354	1,459	85,233	(475,780)
Net cash provided by operating activities	21,468	3,025	1,046	(70,563)
Net cash used in investing activities	(34,544)	(4,866)	(28,818)	(45,958)
Net cash provided by (used in) financing activities	(33,781)	$ (4,758)	(24,105)	23,237
VIE and VIE Subsidiaries Consolidated
Variable Interest Entity [Line Items]
Net revenues	90,661		40,755	16,673
Net (loss)/income from continuing operations	(7,241)		8,554	(21,541)
Net (loss) income from discontinued operation	(10,847)		7,299	17,531
Net (loss) income	3,606		1,255	(39,072)
Net cash provided by operating activities	(17,817)		7,722	10,308
Net cash used in investing activities			19,975
Net cash provided by (used in) financing activities	¥ 7,192		¥ (5,762)	¥ 3,437